Document and Entity Information	Nov. 19, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 19, 2020
Entity Registrant Name	F-STAR THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37718
Entity Tax Identification Number	52-2386345
Entity Address, Address Line One	Eddeva B920 Baraham Research Campus
Entity Address, City or Town	Cambridge
Entity Address, Country	GB
Entity Address, Postal Zip Code	CB22 3AT
Country Region	44
City Area Code	1223
Local Phone Number	497400
Entity Information, Former Legal or Registered Name	Spring Bank Pharmaceuticals, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001566373
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	35 Parkwood Drive
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Hopkinton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01748